ACCOUNTING POLICIES (Impairment) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use		12.38%
Usiminas Control Group
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 120.4
Total for all cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Growth rate used to extrapolate cash flow projections		2.19%
Discount rate used in current estimate of value in use		12.40%		12.10%
Argentina | Total for all individual assets or cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit		$ 1,700.0
Percentage increase in discount rate, resulting in impairment charges		0.50%
Percentage decrease in operating income, resulting in impairment charges		5.00%
Argentina | Total for all subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use		14.00%
Brazil | Total for all subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use		10.30%
Impairment charge			$ 99.0